Information by business segment and geographic area (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of adjusted EBITDA

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2026	2025	2026	2025
Iron ore		2,561	2,396	5,002	4,729
Iron ore pellets		416	477	895	1,013
Other ferrous products and logistics services		79	104	65	122
Iron Ore Solutions		3,056	2,977	5,962	5,864

Nickel		294	201	571	242
Copper		1,026	538	1,975	1,084
Others - Vale Base Metals		(31)	(18)	(60)	(51)
Vale Base Metals		1,289	721	2,486	1,275

Unallocated items		(669)	(312)	(942)	(638)

Adjusted EBITDA		3,676	3,386	7,506	6,501

Depreciation, depletion and amortization	10	(911)	(780)	(1,756)	(1,484)
Impairment and other results related to non-current assets, net and other (i)		(275)	(300)	(652)	(720)
EBITDA from associates and joint ventures		(335)	(302)	(568)	(494)
Operating income		2,155	2,004	4,530	3,803

Equity results and other results in associates and joint ventures	26	100	(68)	136	(9)
Financial results	15	(473)	167	(439)	352
Income before income taxes		1,782	2,103	4,227	4,146

(i) Includes US$16 and US$(104) of results related to non-current assets net for the three and six-month period ended June 30, 2026, respectively (2025: US$(132) and US$(385)), and US$(291) and US$(548) of expenses to reflect the performance of streaming transactions at market prices, for the three and six-month period ended June 30, 2026, respectively (2025: US$(168) and US$(335)).

Schedule of net operating revenue by shipment destination

	Three-month period ended June 30, 2026
	Iron Ore Solutions				Vale Base Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Ore Solutions	Nickel	Copper	Others - Vale Base Metals	Total Vale Base Metals	Net operating revenue
China (i)	4,975	–	7	4,982	141	151	9	301	5,283
Japan	536	24	1	561	78	–	–	78	639
Asia, except Japan and China	621	65	2	688	109	297	–	406	1,094
Brazil	244	361	173	778	29	–	4	33	811
United States of America	–	56	1	57	233	–	42	275	332
Americas, except United States and Brazil	–	58	–	58	126	–	–	126	184
Germany	83	59	–	142	147	234	–	381	523
Europe, except Germany	182	44	1	227	343	615	49	1,007	1,234
Middle East, Africa, and Oceania	–	395	–	395	3	–	–	3	398
Net operating revenue	6,641	1,062	185	7,888	1,209	1,297	104	2,610	10,498

	Three-month period ended June 30, 2025
	Iron Ore Solutions				Vale Base Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Ore Solutions	Nickel	Copper	Others - Vale Base Metals	Total Vale Base Metals	Net operating revenue
China (i)	4,186	–	–	4,186	106	26	11	143	4,329
Japan	555	40	1	596	52	–	–	52	648
Asia, except Japan and China	533	84	2	619	97	186	3	286	905
Brazil	233	326	193	752	16	–	6	22	774
United States of America	–	67	1	68	198	–	7	205	273
Americas, except United States and Brazil	–	45	–	45	154	–	–	154	199
Germany	77	30	–	107	126	218	2	346	453
Europe, except Germany	178	13	–	191	246	349	9	604	795
Middle East, Africa, and Oceania	–	399	–	399	29	–	–	29	428
Net operating revenue	5,762	1,004	197	6,963	1,024	779	38	1,841	8,804

(i) Includes operating revenue of China Mainland in the amount of US$5,179 (2025: US$4,230) and Taiwan in the amount of US$104 (2025: US$99).

	Six-month period ended June 30, 2026
	Iron Ore Solutions				Vale Base Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Ore Solutions	Nickel	Copper	Others - Vale Base Metals	Total Vale Base Metals	Net operating revenue
China (i)	8,977	20	7	9,004	303	308	37	648	9,652
Japan	1,049	83	1	1,133	125	–	–	125	1,258
Asia, except Japan and China	1,284	112	6	1,402	197	454	11	662	2,064
Brazil	491	707	322	1,520	67	–	7	74	1,594
United States of America	–	109	1	110	484	–	42	526	636
Americas, except United States and Brazil	–	144	–	144	294	–	–	294	438
Germany	164	92	–	256	247	491	–	738	994
Europe, except Germany	368	91	1	460	638	1,224	49	1,911	2,371
Middle East, Africa, and Oceania	–	734	–	734	15	–	–	15	749
Net operating revenue	12,333	2,092	338	14,763	2,370	2,477	146	4,993	19,756

	Six-month period ended June 30, 2025
	Iron Ore Solutions				Vale Base Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Ore Solutions	Nickel	Copper	Others - Vale Base Metals	Total Vale Base Metals	Net operating revenue
China (i)	7,811	–	–	7,811	198	188	18	404	8,215
Japan	999	59	1	1,059	106	–	–	106	1,165
Asia, except Japan and China	1,068	122	8	1,198	195	215	7	417	1,615
Brazil	482	703	353	1,538	39	–	11	50	1,588
United States of America	–	121	1	122	421	–	27	448	570
Americas, except United States and Brazil	–	94	–	94	274	–	–	274	368
Germany	159	71	–	230	268	412	6	686	916
Europe, except Germany	397	46	–	443	447	705	11	1,163	1,606
Middle East, Africa, and Oceania	–	843	–	843	37	–	–	37	880
Net operating revenue	10,916	2,059	363	13,338	1,985	1,520	80	3,585	16,923

(i) Includes operating revenue of China Mainland in the amount of US$9,437 (2025: US$8,031) and Taiwan in the amount of US$215 (2025: US$184).

Schedule of cost of goods sold and services rendered

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Iron Ore	4,088	3,387	7,333	6,197
Iron Ore Pellets	680	577	1,267	1,136
Other ferrous products and logistics services	155	140	320	277
Iron Ore Solutions	4,923	4,104	8,920	7,610

Nickel	946	781	1,856	1,688
Copper	479	402	905	741
Others - Vale Base Metals	108	37	148	75
Vale Base Metals	1,533	1,220	2,909	2,504

Depreciation, depletion and amortization	838	761	1,638	1,422
Cost of goods sold and services rendered	7,294	6,085	13,467	11,536

Schedule of assets by geographic area

	June 30, 2026				December 31, 2025
	Investments in associates and joint ventures	Intangible assets	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible assets	Property, plant and equipment	Total
Brazil	2,812	9,414	36,795	49,021	2,593	8,944	33,755	45,292
Canada	–	6	7,805	7,811	–	8	8,054	8,062
Americas, except Brazil and Canada	–	–	3	3	–	–	4	4
Indonesia	1,865	–	70	1,935	1,842	–	63	1,905
China	–	1	2	3	–	1	3	4
Asia, except Indonesia and China	–	–	598	598	–	–	623	623
Europe	–	1	590	591	–	–	617	617
Oman	587	–	536	1,123	594	–	506	1,100
Total	5,264	9,422	46,399	61,085	5,029	8,953	43,625	57,607